Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Employee Stock Option Activity

Employee Stock Option Activity

	2025		2024
	Options	Average exercise price	Options	Average exercise price
At January 1,	1,563,467	$13.17	3,957,362	$13.17
Exercised	(428,770)	13.10	(1,850,957)	13.06
Forfeited	—	—	(542,938)	13.37
At December 31,	1,134,697	$13.30	1,563,467	$13.24

Schedule of Stock Options Outstanding

Employee Stock Options Outstanding

At December 31, 2025	Non-exercisable		Exercisable
		Years until
Exercise price	Options	fully vested	Options
$13.00	—	0.3	675,651
$13.73	176,919	0.3	282,127
	176,919		957,778